Goodwill and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Other Intangible Assets
Aggregate amortization for finite-lived intangible assets	¥ 82,762	¥ 46,175	¥ 38,903